Other Operating Expenses	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
Other Operating Expenses
28.
Other operating expenses
A)
General and administrative

	Year ended December 31
	2025	2024
Salaries and wages	114,097	121,100
Consulting fees	5,614	4,315
Office and general	48,432	46,706
Professional fees	4,282	6,781
Merchant processing fees	7,081	6,793
Director fees	942	685
Other	1,714	863
	182,162	187,243

B)
Sales and marketing

	Year ended December 31
	2025	2024
Marketing	14,454	10,944
Events	1	28
Media	110	1,032
	14,565	12,004

C)
Restructuring costs

Restructuring costs of $3.3 million for the year ended December 31, 2025 relate to facility rationalization costs, severance costs from workforce reductions, legal costs that relate directly to the restructuring, and salaries and wages of personnel focused on restructuring projects. Restructuring costs of $2.7 million for the year ended December 31, 2024 relate to severance costs from workforce reductions, legal costs that relate directly to the restructuring, and salaries and wages of personnel focused on restructuring projects.